Debt Aggregate Principal Payments On Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Debt Outstanding [Line Items]
2014	$ 0
2015	0
2016	0
2017	0
2018	0
Thereafter	1,877.1
Total	$ 1,877.1